Change in significant accounting policies - Somos - Anglo (Predecessor)	9 Months Ended
Oct. 10, 2018
Somos - Anglo (Predecessor)
Change in significant accounting policies
Change in significant accounting policies
4.	Change in significant accounting policies

The Business adopted IFRS 15 - Revenue from contracts with customers and IFRS 9 - Financial Instruments which became effective as from January 1, 2018. As permitted by these standards, comparative information on these combined carve-out financial statements have not been restated to reflect the requirements of the new standards.

a.	IFRS 15 - Revenue from contracts with customers

IFRS 15 establishes a comprehensive framework for determining whether and when revenue is recognized, and how revenue is measured. It replaced the IAS 18 - Revenues, IAS 11 - Construction Contracts and related interpretations. Pursuant to IFRS 15, revenue is recognized when the client obtains control over goods or services in an amount that includes the consideration to which an entity expects to be entitled in exchange for their transfer, replacing the principle of risks and rewards. The standard requires entities to exercise judgment, considering all relevant facts and circumstances when applying each step of the model to contracts with their customers.

The Business assessed the new standard, considering the nature of its main transactions. Contracts were analyzed, as were the rights and obligations of each party, as well as payment terms and types of services or products in each individual contract. No significant impacts on the combined carve-out financial statements were identified and changes in accounting policies and further description of the Business sources of revenue are included in Note 6.n. The Business has adopted IFRS 15 using the cumulative effect method (without practical expedients), with the effect of initially applying this standard recognized at the date of initial application (i.e. January 1, 2018).

b.	IFRS 9 - Financial instruments

The standard establishes requirements to classification, recognition and measurement of financial assets, financial liabilities and some contracts for the purchase or sale of non-financial items. This standard replaces IAS 39 - Financial instruments: Recognition and measurement. The main amendments to IFRS 9 are: (i) new criteria for the classification of financial assets; (ii) new impairment model for financial assets, replacing the previous model of incurred losses; and (iii) relaxation of the requirements for adoption of the hedge accounting.

After analyzing the new accounting standard, the Business concluded that there were no significant impacts arising from its adoption.

The Business’ financial assets are mainly financial investments remunerated based on the Interbank Deposit Certificate (“CDI”) interest rate (Note 9) and trade receivables (Note 10), both classified as measured at amortized cost. The adoption of IFRS 9 did not result in significant changes in the Business’ accounting policies and combined carve-out financial statement balances and / or classifications (previously loans and receivables), considering the nature of its transactions and business model applicable to such items.

The Business’ financial liabilities are mainly represented by bonds (Note 14), suppliers (Note 15) and accounts payable for business combinations (Note 17), which are classified as measured at amortized cost. Thus, for financial liabilities, the adoption of IFRS 9 did not result in significant changes in the Business’ accounting policies, balances and/or classifications (previously other financial liabilities), considering the nature of its transactions.

Furthermore, the Business: (i) did not identify significant impacts with respect to the new impairment model; (ii) does not have any hedge instruments; and (iii) does not have highly complex financial instruments.

New accounting policies related to this standard are included in Note 6.b.